Note 7 - Leases (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Prepaid Bareboat Charter Hire [Table Text Block]
Current portion of Prepaid bareboat charter hire	1,657
Non-current portion of Prepaid bareboat charter hire	6,935
Total	8,592

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending December 31,	Bareboat Charter Lease Payments
2017	6,282
2018	6,282
2019	6,282
2020	6,299
2021	6,282
2022	1,034
Total	32,461

Schedule of Future Minimum Time-Charter Receipts [Table Text Block]
Year ending December 31,	Time Charter receipts
2017	33,991
2018	32,048
2019	20,821
2020	8,626
2021	3,814
Total	99,300